Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

The following represents the purchase price allocation at the date of the acquisition:

March 22, 2022
Cash and cash equivalents	$2,187
Trade and other receivables	896,327
Inventories	1,411,893
Other current assets	85,338
Other non-current assets	23,566
Property, plant and equipment	2,055,610
Intangible assets	1,592,783
Trade payables and other current liabilities	(4,320,434)
Goodwill	1,867,009
Total purchase price	$3,614,279

The following represents the purchase price allocation at the date of the acquisition:

June 22, 2022
Cash and cash equivalents	$38,342
Trade and other receivables	1,656,550
Inventories	562,768
Property, plant and equipment	20,488
Intangible assets	1,593,398
Other non-current assets	203,765
Trade payables and other current liabilities	(1,681,573)
Goodwill	411,862
Total purchase price	$2,805,600

The following represents the purchase price allocation at the date of the acquisition:

January 20, 2022
Cash and cash equivalents	$12,500
Current liabilities	(13,184)
Goodwill	685
Total purchase price	$1

The following represents the purchase price allocation at the date of the acquisition:

February 9, 2022
Cash and cash equivalents	$21,038
Other current assets	4,162
Current liabilities	(92,350)
Goodwill	70,355
Total purchase price	$3,205